Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020 USD ($)	Sep. 29, 2019 USD ($)	Sep. 27, 2020 USD ($)	Sep. 29, 2019 USD ($)	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 28, 2020 USD ($)	Mar. 29, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs					$ 1,001,000	$ 0
Number of reportable segment					1
Number of reportable segment					1
Allowance for doubtful accounts,receivable	$ 241,000		$ 241,000		$ 304,000	0	$ 23,000	$ 154,000	$ 188,000
Impairment charges					0	0	0
Accrued interest or penalties related to uncertain tax positions					0	0
Charge backs					1,874,000	1,388,000	1,288,000
Discount					16,573,000	14,384,000	8,445,000
Shipping and distribution costs	$ 35,017,000	$ 23,484,000	$ 103,384,000	$ 66,208,000	97,856,000	71,894,000	55,612,000
Advertising and promotion expenses					10,320,000	4,613,000	1,663,000
Shipping and Handling [Member]
Summary Of Significant Accounting Policies [Line Items]
Shipping and distribution costs					$ 10,001,000	$ 8,615,000	$ 5,724,000
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Dec. 30, 2019		Dec. 30, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true
ASU 2020-04
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Mar. 12, 2020		Mar. 12, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true		true